Share-Based Payments (Details) - Schedule of relevant percentage of options	6 Months Ended
Jun. 30, 2022
After 6 months since the Listing Date [Member]
Share-Based Payments (Details) - Schedule of relevant percentage of options [Line Items]
Percentage of cap of options exercisable	1.00%
After 12 months since the Listing Date [Member]
Share-Based Payments (Details) - Schedule of relevant percentage of options [Line Items]
Percentage of cap of options exercisable	2.00%
After 18 months since the Listing Date [Member]
Share-Based Payments (Details) - Schedule of relevant percentage of options [Line Items]
Percentage of cap of options exercisable	2.50%
After 24 months since the Listing Date [Member]
Share-Based Payments (Details) - Schedule of relevant percentage of options [Line Items]
Percentage of cap of options exercisable	3.00%